Long-Term Debt (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Mar. 31, 2025	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 04, 2025 USD ($)	Aug. 03, 2025 USD ($)	Aug. 15, 2023 USD ($)	Nov. 19, 2021 USD ($)	Jan. 23, 2020 USD ($)	Dec. 20, 2019 USD ($)
2024 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		3.50%
Term Loan
Debt Instrument [Line Items]
Term loan			$ 769,200,000	$ 773,063,000
Senior Secured Term Loan | Term Loan | 2024 Credit Agreement
Debt Instrument [Line Items]
Debt instrument face amount			$ 775,000,000
Debt instrument, term			7 years
Debt issuance costs	$ 1,200,000			$ 19,500,000
Senior Secured Term Loan | Term Loan 2023 | 2019 Credit Agreement | Predecessor
Debt Instrument [Line Items]
Debt instrument face amount											$ 430,000,000
Additional borrowing amount from amendment								$ 170,000,000	$ 100,000,000	$ 15,000,000
Senior Secured Term Loan | Base Rate | Term Loan | 2024 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%	1.75%	1.75%	2.50%
Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan | 2024 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%	2.75%	2.75%	3.50%
Quarterly principal payment, percent the initial aggregate principal amount of the Term Loan			0.25%	0.25%
Revolving credit facility | 2024 Credit Agreement
Debt Instrument [Line Items]
Covenant compliance, debt default, threshold amount			$ 40,000,000	$ 40,000,000
Covenant compliance, undrawn letter of credit threshold, percent			0.35
Covenant compliance, first lien net leverage ratio			0.0585
Revolving credit facility | Term Loan | 2024 Credit Agreement
Debt Instrument [Line Items]
Line of credit facility outstanding			$ 0	$ 0
Revolving credit facility | Line of Credit | 2024 Credit Agreement
Debt Instrument [Line Items]
Debt instrument, term			5 years	5 years
Line of credit facility, maximum borrowing capacity				$ 75,000,000
Revolving credit facility | Base Rate | Term Loan | 2024 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%	2.50%
Revolving credit facility | Secured Overnight Financing Rate | Term Loan | 2024 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		3.50%	3.50%
Letter of Credit | Line of Credit | 2024 Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 20,000,000	20,000,000
Standby Letters of Credit | Line of Credit | 2024 Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			5,900,000
Surety Bond | Line of Credit | 2024 Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 1,400,000	$ 1,900,000
Subsequent Event | Revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 875,000,000
Term loan						1,600,000,000	$ 769,200,000
Subsequent Event | Revolving credit facility | Line of Credit | 2024 Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 125,000,000	$ 75,000,000
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate					9.50%
Minimum | Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan 2023 | 2019 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate					3.00%
Minimum | Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan 2023 | 2019 Credit Agreement | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%	3.00%
Minimum | Revolving credit facility | 2024 Credit Agreement
Debt Instrument [Line Items]
Covenant compliance, first lien net leverage ratio				1
Minimum | Revolving credit facility | Secured Overnight Financing Rate | Term Loan | 2024 Credit Agreement
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage		0.375%	0.375%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate					9.70%
Maximum | Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan 2023 | 2019 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate					4.50%
Maximum | Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan 2023 | 2019 Credit Agreement | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate			4.50%	4.50%
Maximum | Revolving credit facility | 2024 Credit Agreement
Debt Instrument [Line Items]
Covenant compliance, first lien net leverage ratio				0.0585
Maximum | Revolving credit facility | Secured Overnight Financing Rate | Term Loan | 2024 Credit Agreement
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage		0.50%	0.50%